As filed with the Securities and Exchange Commission on August 9, 2023

1933 Act Registration No. 333-178767

1940 Act Registration No. 811-22652

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 48	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 52	[X]

First Trust Variable Insurance Trust

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Variable Insurance Trust

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on August 10, 2023 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 48

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for First Trust Capital Strength Hedged Equity Portfolio.

Part B - Statement of Additional Information for First Trust Capital Strength Hedged Equity Portfolio.

Part C - Other Information

Signatures

Index to Exhibits

Exhibits

First Trust Variable Insurance Trust

Prospectus
August 10, 2023

FIRST TRUST CAPITAL STRENGTH HEDGED EQUITY PORTFOLIO
CLASS I
The First Trust Variable Insurance Trust (the “Trust”) is an investment vehicle for life insurance companies writing variable annuity contracts and variable life insurance contracts (each a “Participating Insurance Company”). This prospectus provides important information regarding the First Trust Capital Strength Hedged Equity Portfolio (the "Fund").
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Summary Information
Investment Objective
The First Trust Capital Strength Hedged Equity Portfolio (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a “Contract”). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for Class I shares is available from your Participating Insurance Company.
Shareholder Fees
(fees paid directly from your investment)
Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver and Expense Reimbursement(2)	0.19%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%
(1)
“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
(2)
Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets at least through August 1, 2025 (the “Expense Cap”). Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was initially waived or reimbursed, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) the lesser of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after August 1, 2025 upon 60 days’ written notice.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets will be terminated following August 1, 2025. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost whether you redeem or hold all of your shares, would be:
Share Class	1 Year	3 Years
Class I	$127	$417
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.
Principal Investment Strategies
Under normal market conditions, the Fund will pursue its investment objective by investing primarily in the common stocks and equity securities of real estate investment trusts (“REITs”) that comprise The Capital Strength IndexSM (the “Index”) and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index ("Underlying ETFs"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities.The Fund’s investment sub-advisor is Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor").
Equity Strategy
The securities held by the Fund will be selected by the portfolio managers from the common stocks and equity securities of REITs in the Index. The Index is designed to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index is designed to provide access to companies with a history of strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth. The Index is composed of 50 stocks selected objectively based on cash on hand, debt ratios and volatility. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers in order to seek to achieve the Fund’s investment objective and strategy.
The Fund may invest in securities of any market capitalization. As of August 2, 2023, the equity portfolio had an expected market capitalization range between $16 billion and $3 trillion.
Hedged Put/Spread Collar Strategy
The Fund will also employ an option overlay strategy in which the Fund systematically purchases and sells exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and sells exchange-traded put options and sells exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on Underlying ETFs. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options. When the Fund sells a call option, the Fund has the obligation to sell the reference asset at a specified price (the “strike price”) if the buyer exercises the call option within a specified time period. When the Fund purchases a put option, the Fund has the right (but not the obligation) to sell the reference asset at the strike price within a specified time period. When the Fund sells a put option, the Fund has the obligation to buy the reference asset at the strike price if the buyer exercises the option within a specified time period.
The Fund creates a put/spread collar by buying a put option on the S&P 500® Index or on Underlying ETFs at a higher strike price and selling a put option on the S&P 500® Index or on Underlying ETFs at a relatively lower strike price, which results in a put option spread. The put option spread is meant to hedge against a portion of any market decline. If the market decreases, the Fund’s returns may decrease less than the market because the Sub-Advisor will sell or exercise the put options.
Simultaneously, the Fund sells a call option on the S&P 500® Index or on Underlying ETFs at the highest strike price possible to cover the premium needed to offset the purchased put option spread. The put option spread provides the Fund with protection from a decrease in the S&P 500® Index or Underlying ETFs, whereas the sold call option creates the “collar” because the Fund gives up the opportunity to benefit from potential increases in the value of the S&P 500® Index or Underlying ETFs above the exercise prices of such options.
The value of the Fund’s put options is expected to increase in proportion to the decrease in value of the reference asset, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options positions were entered into and the relative strike prices of the purchased and sold put options.
This put/spread collar seeks to protect the Fund against a decline in value, which tends to be less expensive than a strategy of only purchasing put options. The premiums received from selling call options can help offset the cost of the put option
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spread. Any savings generated between the premiums received from selling call options and the premiums of the put options are passed on to shareholders. This strategy, however, provides investors less downside risk when there is only a small decline in the price of the reference asset. This is because the protection offered by the collar is limited to the difference between the strike prices of the purchased put option and the sold put option.
The options overlay strategy will reset on a quarterly basis.
As of August 2, 2023, the Fund expects to have significant exposure to companies within the health care and industrials sectors, although this may change from time to time. Over time, the Fund may have significant investments in investment sectors that it may not have had as of August 2, 2023. To the extent the Fund invests a significant portion of its assets in a given investment sector, the Fund may be exposed to the risks associated with that investment sector.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
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CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DERIVATIVES RISK. The Fund will use derivatives to employ its hedging strategy to reduce risk and volatility to overall market exposure. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
HEALTH CARE COMPANIES RISK. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.
INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. The current environment of elevated inflation may cause the present value of the Fund’s assets and distributions to decline.
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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
LOW VOLATILITY RISK. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
NEW FUND RISK. The Fund is new and has no performance historyor assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor and sub-advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is
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no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance
The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at www.ftportfolios.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Management
Investment Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”)
Investment Sub-Advisor
Cboe VestSM Financial LLC (“Cboe Vest” or the “Sub-Advisor”)
Portfolio Managers
The following persons serve as the portfolio managers of the Fund:
•
Karan Sood, Managing Director of Cboe Vest
•
Howard Rubin, Managing Director of Cboe Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since August 2023.
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Purchase and Sale of Fund Shares
Shares of the Fund are sold only to each Participating Insurance Company’s variable insurance account (each an “Account”) to fund the benefits of the Contracts. The Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts.
Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Contracts. There are no minimum investment requirements. For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.
The Fund offers to buy back (redeem) shares of the Fund from the Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the Contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day’s closing price; otherwise, the next business day’s price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for your Account.
Tax Information
Shares of the Fund may be purchased only by the Accounts of Participating Insurance Companies. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for the Contracts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Participating Insurance Company, broker-dealer, registered investment adviser, bank or other financial intermediary (collectively, “intermediaries”), First Trust and First Trust Portfolios L.P., the Fund’s distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information on the Fund's Investment Objective and Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the common stocks and equity securities of REITs that comprise the Index and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or on Underlying ETFs The Fund’s investment objective to provide long-term capital appreciation is fundamental and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund’s Statement of Additional Information (“SAI”) are non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to the Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.
The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”), whereby the Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities. The Name Policy may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders. The market value of the derivatives will be used for purposes of compliance with the Name Policy.
The securities held by the Fund will be selected by the portfolio managers from the common stocks and equity securities of REITs in the Index. The Index is designed to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index’s initial universe consists of the securities comprising the Nasdaq US Benchmark IndexTM, an index seeking to track the performance of small, mid and large capitalization U.S. companies. The Index then excludes all securities with a three-month average daily trading volume of less than $5 million and multiple share classes of the same issuer. The Index then ranks the remaining securities by float-adjusted market capitalization and excludes all securities not ranked in the top 500. The universe is further narrowed by excluding those securities issued by companies with less than $1 billion in cash and short-term investments, companies with a long-term debt to market capitalization ratio greater than 30% and companies with a return on equity that is 15% or less. The remaining securities are then given a volatility score based upon a combination of their short-term (3 months) and long-term (12 months) realized volatility. The 50 securities with the lowest volatility score are chosen for inclusion in the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc.
A review is then enacted to determine if any industry (as determined by the Industry Classification Benchmark (“ICB”)) has a cumulative weight greater than 30%. If an industry has a weight greater than 30%, the worst-ranking security by volatility will be removed and replaced with the next eligible security (e.g., the 51st ranked by volatility) from a different industry. This process is repeated until no industry has a weight greater than 30%. Once finalized, each security is equal-dollar weighted.
The Fund may invest in securities of any market capitalization. As of August 2, 2023, the equity portfolio had a market capitalization range between $16 billion and $3 trillion.
The Fund is classified as “non-diversified” under the 1940 Act.
Fund Investments
Principal Investments
Equity Securities
The Fund invests in equity securities, including common stocks and REITs. Common stock represents an equity ownership interest in issuers. Holders of common stock are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages.
Derivatives
The Fund purchases and writes (sells) exchange-traded put options and writes (sells) exchange-traded call options on either the S&P 500® Index or Underlying ETFs. A call option will give the purchaser the right to buy the S&P 500® Index or Underlying ETFs at a predetermined strike price (the price of the S&P 500® Index or Underlying ETFs at which the holder of the option may exercise his or her right to buy) from the Fund. A put option will give the purchaser the right to sell the S&P 500® Index or Underlying ETFs at a predetermined strike price (the price of the S&P 500® Index or Underlying ETFs at which the holder
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of the option may exercise his or her right to sell) from the option counterparty. The Fund may utilize such derivatives to enhance return, to hedge some of the risks of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows or to preserve capital.
To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
Real Estate Investment Trusts
REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable tax requirements.
Non-Principal Investments
Cash Equivalents and Short-Term Investments
Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or in cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.
Illiquid Investments
The Fund may invest up to 15% of its net assets in investments and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), that are deemed to be illiquid, and certain repurchase agreements.
Disclosure of Portfolio Holdings
The Fund’s portfolio holdings are available on the Fund's website at www.ftportfolios.com. A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI, which is also available on the Fund's website.
Risks of Investing in the Fund
Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks
COUNTERPARTY RISK. If the Fund enters into an investment or transaction that depends on the performance of another party, the Fund becomes subject to the credit risk of that counterparty. The Fund's ability to profit from these types of investments and transactions depends on the willingness and ability of the Fund’s counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery
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in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, the Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if the Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, the Fund may also be similarly impacted.
CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions.
As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund. While it is hard to predict whether any of these regulations will be adopted, due to the current scope of proposed regulations, any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Regulatory changes may also increase Fund operational costs, which could impact overall performance. Certain market factors may result in central banks changing their approach in the future. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity.
The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, such as presidential, congressional and gubernatorial elections in the U.S., global elections and governmental changes and the U.S. government’s failure to agree on a long-term budget and deficit reduction plan, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The potential result of a U.S. federal government shutdown may also significantly impact investor and consumer behavior, which may adversely impact the markets and global economy. Global and domestic authorities and regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which may adversely impact the Fund’s investments and performance. Any market disruptions could also delay the Fund from making sound investment decisions in a timely manner. If the Fund concentrates its investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.
Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.
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Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.
These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. These risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Advisor, distributor and other service providers (including, but not limited to, sub-advisors, fund accountants, custodians, transfer agents and administrators), market makers, authorized participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses; interference with the Fund’s ability to calculate its net asset value; disclosure of confidential trading information; impediments to trading; submission of erroneous trades or erroneous creation or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines penalties, reputational damage, reimbursement or other compensation costs; or additional compliance costs. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or authorized participants. However, there is no guarantee that such efforts will succeed, and the Fund and its shareholders could be negatively impacted as a result.
DERIVATIVES RISK. The Fund will use derivatives to employ its hedging strategy to reduce risk and volatility to overall market exposure. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting the issuers occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market. Additionally, holders of an issuer's common stock may be subject to greater risks
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than holders of its preferred stock and debt securities because common stockholders' claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.
HEALTH CARE COMPANIES RISK. The Fund invests significantly in health care companies. Health care companies, such as companies providing medical and health care goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.
INDUSTRIALS COMPANIES RISK. The Fund invests significantly in industrials companies. The value of securities issued by industrials companies may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. World events and changes in government regulations, import controls, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Industrials companies may be adversely affected by liability for environmental damage and product liability claims. Industrials companies may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Industrials companies, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. The current environment of elevated inflation may cause the present value of the Fund’s assets and distributions to decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
LIQUIDITY RISK. The Fund may have investments that it may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.
LOW VOLATILITY RISK. The Fund may seek to invest in low volatility stocks. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices and may reduce the Fund’s participation in market gains when market volatility is high. Low volatility stocks also may not protect against market declines. A low volatility strategy may also increase portfolio transaction costs, which could result in losses or reduce gains, and may not be successful.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce
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the desired result. There can be no guarantee that the Fund will meet its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives.
MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
NEW FUND RISK. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
NON-DIVERSIFICATION RISK. The Fund is classified as non-diversified under the 1940 Act. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent the Fund invests in a relatively small number of issuers due to the high percentage of the Fund’s assets invested in that security, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor and sub-advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
OPTIONS RISK. The Fund utilizes options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As the seller (writer) of a call option, the Fund will lose money if the value of the reference index or security rises above the strike price and the buyer exercises the option; however, such loss will be partially offset by any premium received from the sale of the option. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other securities.
PORTFOLIO TURNOVER RISK. The Fund has an investment strategy that may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs, including brokerage commissions, dealer mark-ups and other costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
REIT RISK. The Fund invests in REITs. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. Additionally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon
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management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act, failure to satisfy the requirements of the Internal Revenue Code of 1986 for maintaining REIT status and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility for a REIT’s shares. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.
VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Non-Principal Risks
BORROWING AND LEVERAGE RISK. If the Fund borrows money, it must pay interest and other fees, which may reduce the Fund’s returns. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing and at all times thereafter. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.
EXPENSE REIMBURSEMENT AND RECOUPMENT RISK. First Trust has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse the Fund for expenses exceeding an agreed upon amount. First Trust is also entitled to recoup from the Fund any waived or reimbursed amounts pursuant to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the Fund’s returns.
FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY RISK. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
INTELLECTUAL PROPERTY RISK. The Fund relies on a sublicense from First Trust that permits the Fund to use the associated trade names, trademarks and/or service marks (the “Intellectual Property”) in connection with the name and/or investment strategies of the Fund. Such license may be terminated by the owners of the Intellectual Property and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the owners of the Intellectual Property have all rights to license the Intellectual Property to First Trust for use by the Fund. Accordingly, in the event the license is terminated or the owners of the Intellectual Property do not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.
ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which the Fund invests. In addition, litigation regarding any of the issuers of the securities owned by the Fund, or industries represented by these issuers, may negatively impact the value of the securities. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Sub-Advisor determines to sell such a holding.
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Fund Organization
The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Advisor, Sub-Advisor, distributor, custodian and fund administrative and accounting agent.
Management of the Fund
First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for overseeing the Sub-Advisor in the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.
First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Fund.
First Trust serves as advisor or sub-advisor for 10 mutual fund portfolios, 10 exchange-traded funds consisting of 215 series and 14 closed-end funds. It is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") to serve as investment sub-advisor pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Cboe Vest, with principal offices at 8350 Broad St., Suite 240, McLean, Virginia 22102, was founded in 2012, and is a Delaware LLC. Cboe Vest had approximately $15.4 billion under management or committed to management as of July 31, 2023.
The Sub-Advisor is a subsidiary of Cboe Vest Group, Inc. (“Cboe VG”). First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, is the largest single holder of voting shares in Cboe VG. The remaining voting shares of Cboe VG are owned by Cboe Vest, LLC, a wholly-owned subsidiary of Cboe Global Markets, Inc., and certain individuals who operate Cboe VG and the Sub-Advisor. Cboe VG was organized in 2012. Cboe is a registered trademark of Cboe Global Markets, Inc. VestSM is a service mark of Cboe VG.
Karan Sood and Howard Rubin are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio.
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Mr. Sood has over 10 years of experience in derivative based investment strategy design and trading. Mr. Sood joined Cboe Vest in 2012. Prior to joining Cboe Vest Mr. Sood worked at ProShare Advisors LLC. Prior to ProShare, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.
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Mr. Rubin has over 25 years of experience as a Portfolio Manager. Mr. Rubin joined Cboe Vest in 2017. Prior to joining Cboe Vest, Mr. Rubin served as Director of Portfolio Management at ProShare Advisors LLC from December 2007 to September 2013. Mr. Rubin also served as Senior Portfolio Manager of ProFund Advisors LLC since November 2004 and Portfolio Manager of ProFund Advisors LLC from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation. Mr. Rubin received a master’s degree in Finance from George Washington University. He also holds a bachelor’s degree in economics from Wharton School of Finance, University of Pennsylvania.
For additional information concerning First Trust and the Sub-Advisor, including a description of the services provided to the Fund, see the Fund’s SAI. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is provided in the SAI.
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Management Fee
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees the Sub-Advisor’s management of the Fund’s assets and pays the Sub-Advisor for its services as Sub-Advisor. First Trust is paid an annual unitary management fee by the Fund equal to 0.75% of the Fund’s average daily net assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.
First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) at least until August 1, 2025. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was initially waived or reimbursed by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) the lesser of (i) the applicable Expense Cap in place for the most recent fiscal year for which such Expense Cap was in place, (ii) the applicable Expense Cap in place at the time the fees were waived or expenses were reimbursed, or (iii) the current Expense Cap. The agreement may be terminated by the Board on behalf of the Fund at any time and by First Trust only after August 1, 2025 upon 60 days’ written notice.
A discussion regarding the Board’s approval of the continuation of the Investment Management Agreement and Investment Sub-Advisory Agreement will be available in the Fund’s Annual Report to shareholders for the fiscal period ended December 31, 2023.
Share Classes
The Fund currently offers one class of shares: Class I. Share classes represent an interest in the same portfolio of investments but with a different combination of expenses. Consult with your Participating Insurance Company representative for additional information on whether the shares are an appropriate investment choice. Not all Participating Insurance Companies may offer all classes of shares. Contact your Participating Insurance Company or refer to your plan documents for instructions on how to purchase, exchange, or redeem shares. With certain limited exceptions, the Fund is available only to U.S. citizens or residents.
Please refer to the SAI for more information about Class I shares, including more detailed program descriptions. If your Participating Insurance Company offers more than one class of shares, if applicable, you should carefully consider which class of shares to purchase. A certain class may have higher expenses than another, which may lower the return on your investment. Additional information is also available from your Participating Insurance Company.
Class I Shares
You can purchase Class I shares at the offering price, which is the net asset value per share without any sales charge. Class I shares are subject to an annual service fee pursuant to a 12b-1 service plan of 0.25% of the Fund’s average daily net assets attributable to Class I shares. The annual 0.25% service fee compensates your Participating Insurance Company for providing ongoing service to you. The annual service fee is paid out of the Fund’s assets on an ongoing basis over time and will increase the cost of your investment and may cost more than if you paid other types of sales charges. Class I shares are not subject to a distribution fee.
Rule 12b-1 Service Plan
FTP serves as the selling agent and distributor of the Fund's shares. In this capacity, FTP manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. For Class I shares, the Fund may spend up to 0.25% per year of its average daily net assets as a 12b-1 service fee. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in Class I shares and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than shareholders or Contract owners,
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and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to shareholders and Contract owners used in connection with the sale of shares. The Board of the Trust reserves the right to suspend payments under the 12b-1 service plan at any time.
Investment in Fund Shares
Shares of the Fund are sold only to Accounts to fund the benefits of the variable annuity and variable life insurance contracts issued by a Participating Insurance Company. Each Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. First Trust then uses the proceeds to buy securities for the Fund. The Accounts, as shareholders, have an ownership interest in the Fund's investments.
Shares of the Fund may be offered to insurance company separate Accounts of both variable annuity and variable life insurance Contracts. Due to differences in tax treatment and other considerations, the interests of various Contract owners participating in the Fund may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to such conflict. The Board will appoint a monitor (the “Monitor”) who may be the Chief Compliance Officer or another officer of the Trust to review all reports made by Participating Insurance Companies to the Fund and such other information received from Participating Insurance Companies with respect to any current or potential material irreconcilable conflict. If the Monitor reports to the Board that a current or potential material irreconcilable conflict may exist, it will be the duty of the Board to determine whether such conflict in fact exists and determine what action, if any, should be taken in response to such conflict.
The Fund does not issue share certificates. Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Accounts. There are no minimum investment requirements. All investments in the Fund are credited to the shareholder’s account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.
The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day’s closing price, otherwise the next business day’s price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern Time. See “Net Asset Value” for a discussion of how shares are priced.
Redemption of Fund Shares
The Fund offers to buy back (redeem) shares of the Fund from an Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the variable annuity and variable life insurance contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day’s closing price, otherwise the next business day’s price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for the Account.
The Fund may suspend the right of redemption and payment of proceeds beyond seven days only under the following unusual circumstances:
•
when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
•
when trading in the markets utilized is restricted, or when an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or
•
during any period when the Securities and Exchange Commission may permit.
Distributions and Taxes
Automatic Reinvestment
Dividends from net investment income, if any, are declared and paid semi-annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by the Fund will be reinvested in the Fund.
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Certain Federal Income Tax Matters
The Fund intends to continue to qualify annually and to elect to be treated as a “regulated investment company” under the Internal Revenue Code of 1986 (the “Code”). This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.
Failure to satisfy certain diversification standards under the Code at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of the Code.
Section 817(h)(2) of the Code provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter: (i) the assets in the account meet the diversification requirements for a regulated investment company; (ii) no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies; and (iii) the segregated asset account meets a number of further requirements under the Treasury Regulations.
The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.
Please see “Certain Federal Income Tax Matters” in the SAI for a more complete discussion of the federal tax matters concerning the Fund.
Net Asset Value
The Fund’s net asset value (“NAV”) is determined as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. If the NYSE closes early on a valuation day, the Fund’s NAV will be determined as of that time. The Fund’s NAV is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investment, it must be valued at the market value. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available,” then the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees.
Rule 2a-5 permits a fund’s board of trustees to designate the fund’s investment adviser as its “valuation designee” to perform fair value determinations, subject to certain conditions. Accordingly, the Fund’s Board has designated First Trust as its valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 and has directed the Valuation Designee to perform the functions required in Rule 2a-5(a) subject to the requirements of Rule 2a-5(b) on behalf of all portfolio investments of the Fund, subject to the Board’s oversight. First Trust has established a pricing committee (the “Pricing Committee”) to assist in the administration of the duties of the Valuation Designee. The Valuation Designee has adopted valuation procedures for the First Trust Funds (the “Valuation Procedures”), a brief summary of which is set forth below.
The Pricing Committee has identified certain portfolio investments that are routinely categorized as having a readily available market quotation. The market value of an investment with a readily available market quotation is typically determined on the basis of official closing prices or last reported sale prices or equivalent price, although this can vary based on investment type and/or the availability of such prices.
The Pricing Committee has also identified certain portfolio investments that are routinely categorized as fair valued investments. In general, for such investments, the Fund’s accounting agent will obtain all pricing data for use in valuing such investments from a pricing service provider approved by the Pricing Committee (each, a “Pricing Service Provider”), subject to the oversight
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of the Pricing Committee. Pricing Service Providers typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions. For example, when available, Pricing Service Providers may utilize inputs such as benchmark yields, reported trades, broker-dealer quotes, spreads, and transactions for comparable instruments. In pricing certain instruments, a Pricing Service Provider may consider information about an instrument’s issuer or market activity. Pricing Service Provider valuations of non-exchange-traded instruments generally represent the service’s good faith opinion as to what the holder of an instrument would receive in an orderly transaction for an institutional round lot position under current market conditions. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a Pricing Service Provider.
Portfolio investments trading on foreign exchanges or over-the-counter markets that close prior to the close of the NYSE may be fair valued using a systematic fair valuation model provided by a Pricing Service Provider. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of certain foreign markets.
If no price is available from a Pricing Service Provider or if the Pricing Committee has reason to question the accuracy or the reliability of a price supplied for a portfolio investment or the use of amortized cost, the Pricing Committee will determine the fair value of such portfolio investment in a manner that it believes most appropriately reflects the fair value of the portfolio investment on the valuation date (a “Special Fair Value Pricing Situation”). In a Special Fair Value Pricing Situation, the Pricing Committee will determine a fair value price subject to the process outlined in the Valuation Procedures and based on a consideration of all available information to the Pricing Committee at the time of the determination.
Additionally, for foreign securities, if an extraordinary market event occurs between the time the last “current” market quotation is available for a security in the Fund’s portfolio and the time the Fund’s NAV is determined that calls into doubt whether that earlier market quotation represents fair value at the time the Fund’s NAV is determined, the Pricing Committee will determine the fair valuation as set forth in the Valuation Procedures.
Fair value represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations, if any, and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. While the Valuation Procedures and Valuation Designee’s processes are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.
Foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a Pricing Service Provider. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.
Fund Service Providers
The Fund’s transfer agent, dividend paying agent and shareholder servicing agent is BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”), PO Box 534451, Pittsburgh, PA 15253-4451. BNYM IS is responsible for maintaining shareholder records for the Fund. The Fund’s fund accounting agent, administrative agent, and custodian is The Bank of New York Mellon (“BNYM”), 240 Greenwich Street, New York, New York 10286. As accounting and administrative agent, BNYM is responsible for providing certain accounting and administrative services to the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets.
Each Participating Insurance Company performs certain administrative services for the Fund, its Account and the variable annuity and variable life insurance Contracts. The Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services. For more information on the Fund’s expenses, see “Investment Advisory and Other Services” in the Fund’s SAI.
Disclaimers
First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of
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merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexSM to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexSM, and certain trade names of the Corporations and the use of The Capital Strength IndexSM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating The Capital Strength IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Cboe is a registered trademark of Cboe Exchange, Inc., which has been licensed for use in the name of the Fund. The Fund is not sponsored, endorsed, sold or marketed by Cboe Exchange, Inc. or any of its affiliates (“Cboe”) or their respective third-party providers, and Cboe and its third-party providers make no representation regarding the advisability of investing in the Fund and shall have no liability whatsoever in connection with the Fund.
Borrowing by the Fund
The Fund may borrow money for temporary or emergency purposes, including to meet redemption requests or clear portfolio transactions. When the Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. As prescribed by the 1940 Act, the Fund will generally be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing.
Shareholder Inquiries
All inquiries regarding the Fund should be directed to your Participating Insurance Company who can contact the Fund on your behalf by calling (888) 373-5776, or by mail to the Trust, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9788, Providence, RI 02940.
Frequent Trading and Market Timing
The Fund is intended for long-term investment and discourages frequent trading or market timing. Due to the fact that all shares of the Fund are issued to, and redeemed from, the Account, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account.
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Excessive trading in the Fund’s shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund shares.
Accordingly, the Board of Trustees has adopted a Frequent Trading Policy that seeks to balance the Fund’s need to prevent excessive trading in Fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund shares.
Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund’s ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund’s Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.
The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund’s shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.
The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund’s investment policies and/or objective, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.
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Financial Highlights
The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.
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First Trust Capital Strength Hedged Equity Portfolio
For More Information
This prospectus is intended for use in connection with variable annuity contracts and variable life insurance contracts. For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Fund’s website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.
You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (“SEC”). Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675
www.ftportfolios.com/Retail/va/home.aspx
SEC File #: 333-178767

811-22652

STATEMENT OF ADDITIONAL INFORMATION
August 10, 2023
First Trust Variable Insurance Trust
FIRST TRUST CAPITAL STRENGTH HEDGED EQUITY PORTFOLIO
CLASS I
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated August 10, 2023, as it may be revised from time to time (the “Prospectus”), for the First Trust Capital Strength Hedged Equity Portfolio (the “Fund”), a series of First Trust Variable Insurance Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.

i

General Information and History
The Trust was organized as a Massachusetts business trust on December 14, 2011 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in seven series. This SAI relates to the Fund, which is a non-diversified series.
The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Shares of the Fund are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a “Participating Insurance Company”).
The Board of Trustees of the Trust (the “Board,” “Board of Trustees” or “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.
The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust’s Declaration of Trust (the “Declaration”) requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.
The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration and to any By-laws adopted by the Trust. The Declaration provides that, except as set forth therein and authorized by the Trustees, shareholders have no rights, privileges, claims or remedies under any contract or agreement entered into by the Trust or the Fund with any service provider or other agent to or contractor with the Trust or the Fund including, without limitation, any third party beneficiary rights.
The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.
The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees.
The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. In addition, the Declaration provides that actions that are derivative in nature may not be brought directly. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. In addition, if a court determines that a derivative action was made without reasonable cause or for an improper purpose, or if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration, or if a direct action is dismissed by a court for failure to state a claim, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys’ fees.
The provisions of the Declaration provide that any direct or derivative action commenced by a shareholder must be brought only in the U.S. District Court for the District of Massachusetts (Boston Division) or if any such action may not be brought in that court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts (the “Chosen Courts”). Except as prohibited by applicable law, if a shareholder commences an applicable action in a court other than a Chosen Court without the consent of the Fund, then such shareholder may be obligated to reimburse the Fund and any applicable Trustee or officer of the Fund made party to such proceeding for the costs and expenses (including attorneys’ fees) incurred in connection with any successful motion to dismiss, stay or transfer of the action. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.
The Trust is not required to and does not intend to hold annual meetings of shareholders.
Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.
The Declaration provides that a Trustee acting in his or her capacity as Trustee is liable to the Trust for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration also provides that the Trustees of the Trust will be subject to the laws of the Commonwealth of Massachusetts relating to Massachusetts business trusts, but not to the laws of Massachusetts relating to the trustees of common law trusts, such as donative or probate type trusts. The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, as lead independent Trustee or as audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.
These provisions are not intended to restrict any shareholder rights under the federal securities laws and the Declaration specifically provides that no provision of the Declaration shall be effective to require a waiver of compliance with any provision of, or restrict any shareholder rights expressly granted by, the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”) or the 1940 Act, or any valid rule, regulation or order of the Securities Exchange Commission thereunder.
The Fund is advised by First Trust Advisors L.P. (the “Advisor” or “First Trust”) and is sub-advised by Cboe Vest Financial LLC ("Cboe Vest" or the "Sub-Advisor").
Investment Objective and Policies
The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:
(1)
The Fund may not issue senior securities, except as permitted under the 1940 Act.
(2)
The Fund may not borrow money, except as permitted under the 1940 Act.
(3)
The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of portfolio securities.
(4)
The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(5)
The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the Fund’s total assets.
(6)
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
(7)
The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.
For purposes of applying restrictions (1) and (2) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if, immediately after such borrowing and at all times thereafter, the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33⅓% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
Except for restriction (2) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).
For purposes of applying restriction (7) above, to the extent the Fund invests in other investment companies, it will consider the investments of the underlying investment companies when determining compliance with the limitation set forth in restriction (7) above, to the extent the Fund has sufficient information about such investments.
The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.
The Fund's investment objective and the foregoing policies of the Fund are fundamental and may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. Certain matters under the 1940 Act which must be submitted to a vote of the holders of the outstanding voting securities of a series or class, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series or class affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.
The Fund has adopted an investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”), whereby the Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities. The Name Policy may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders.
Investment Strategies
The following information supplements the discussion of the Fund's investment objective, policies and strategies that appears in the Prospectus.
The investment objective of the Fund is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the common stocks and equity securities of real estate investment trusts (“REITs”) that comprise The Capital Strength IndexSM (the “Index”) and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500 Index or exchange-traded funds that track the S&P 500 Index ("Underlying ETFs"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities.
Types of Investments
Equities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions. Equity securities may include common and preferred stocks. Common stocks include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.
Options Contracts.  An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. While options contracts may trade “over-the-counter,” the Fund intends to only utilize exchange-traded options. Such options have standardized terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
The OCC guarantees performance by each of the counterparties to listed options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to listed options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
Fixed Income Investments and Cash Equivalents. Normally, the Fund invests substantially all of its assets to meet its investment objective; however, for temporary or defensive purposes, the Fund may invest in high quality money market instruments, fixed income instruments and cash equivalents on an ongoing basis in order to provide income, liquidity and preserve capital.

Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.
(1)
The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association (“Fannie Mae”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities may fluctuate.
(2)
The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.
(3)
The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.
(4)
The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Sub-Advisor to present acceptable credit risks. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5)
The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.
(6)
The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Sub-Advisor to be of comparable quality.
(7)
The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price. It is possible for the Fund to lose money by investing in money market funds.
Illiquid Investments. The Fund may invest in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For purposes of this restriction, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days, among others. However, the Fund will not acquire illiquid investments if, as a result, such investments would comprise more than 15% of the value of the Fund’s net assets. The Advisor, subject to oversight by the Board of Trustees, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which investments are liquid or illiquid for purposes of this 15% limitation under the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the 1940 Act.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid investments, including restricted securities which are not readily marketable, the Advisor will report such occurrence to the Board of Trustees and take such steps as are deemed advisable to protect liquidity in accordance with the Fund’s liquidity risk management program.
Real Estate Investment Trusts. The Fund may invest in shares of beneficial interest of real estate investment trusts ("REITs"). REITs are typically publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types: (i) equity REITs which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation; (ii) mortgage REITs which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments; and (iii) hybrid REITs which combine the characteristics of equity REITs and mortgage REITs.
Portfolio Turnover
The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A portfolio turnover rate of 100% would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Sublicense Agreement
The Trust, on behalf of the Fund, relies on a product license agreement (the “Product License Agreement”) by and between Nasdaq and First Trust and a related sublicense agreement (the “Sublicense Agreement”) with First Trust that grants the Trust, on behalf of the Fund, a non-exclusive and non-transferable sublicense to use certain intellectual property of Nasdaq, in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of the Product License Agreement. Pursuant to the Product License Agreement, First Trust will pay Nasdaq an annual license fee. Under the Sublicense Agreement, the Fund will reimburse First Trust for its costs associated with the Product License Agreement.
Disclaimers
First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexSM to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexSM, and certain trade names of the Corporations and the use of The Capital Strength IndexSM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating The Capital Strength IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Cboe is a registered trademark of Cboe Exchange, Inc., which has been licensed for use in the name of the Fund. The Fund is not sponsored, endorsed, sold or marketed by Cboe Exchange, Inc. or any of its affiliates (“Cboe”) or their respective third-party providers, and Cboe and its third-party providers make no representation regarding the advisability of investing in the Fund and shall have no liability whatsoever in connection with the Fund.
Investment Risks
The following risk disclosure supplements the discussion of the Fund's investment risks that appears in the Prospectus.
Overview
An investment in the Fund should be made with an understanding of the risks that an investment in the Fund's shares entails, including the risk that the financial condition of the issuers of the securities held by the Fund or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.
Additional Market Disruption Risk
In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the United States, issued broad-ranging sanctions on Russia and certain Russian companies and individuals. The hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia’s economy, currency, companies and region as well as negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on a Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which a Fund may invest. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on certain of a Fund’s investments as well as a Fund’s performance, and the value or liquidity of certain securities held by a Fund may decline significantly.
Common Stock Risk
Equity securities are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.
Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paidor otherwise been settled. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund’s purchase and sale of the equity securities and other factors.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.
Derivatives Risk
The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.
(1)
Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.
(2)
Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.
(3)
Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
(4)
Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund's ability to sell or close out a position in a derivative instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.
(5)
Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.
(6)
Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.
Dividends Risk
Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or have otherwise been settled. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation that are senior to those of common stockholders.
Leverage Risk
Leverage risk is the risk that the Fund may be more volatile than if it had not been leveraged due to leverage’s tendency to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do soto satisfy its obligations.
Liquidity Risk
Whether or not the equity securities held by the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter (“OTC”) market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held by the Fund will be adversely affected if trading markets for the equity securities are limited or absent.
Market Risk
Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.
Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests and negatively impact the Fund’s investment return. For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against future variants of the disease. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.
In addition, the operations of the Fund, the Advisor, the Sub-Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.
Real Estate Investment Trust Risk
REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; the ability of the owners to provide adequate management, maintenance and insurance; the cost of complying with the Americans with Disabilities Act; increased competition from new properties; the impact of present or future environmental legislation and compliance with environmental laws; changes in real estate taxes and other operating expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions however will not generally qualify for favorable treatment as qualified dividend income.
Securities Lending Risk
Securities lending involves exposure to certain risks, including counterparty risk, collateral risk and operational risk. Counterparty risk is the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a First Trust Fund engaged in securities lending transactions may suffer a loss and there may be a delay in recovering the lent securities. Any delay in the return of securities on loan may restrict the ability of the Fund to meet delivery or payment obligations. Collateral risk is the risk that the collateral received may be realized at a value lower than the value of the securities lent, whether due to inaccurate pricing of the collateral, adverse market movements in the value of the collateral, intra-day increases in the value of the securities lent, a deterioration in the credit rating of the collateral issuer, or the illiquidity of the market in which the collateral is traded. Securities lending also entails operational risks, such as settlement failures or delays in the settlement of instructions. Such failures or delays may restrict the ability of the Fund to meet delivery or payment obligations. Lastly, securities lending activities may result in adverse tax consequences for the Fund and its shareholders. For instance, substitute payments for dividends received by the Fund for securities loaned out by the Fund will not be considered qualified dividend income. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan.
Management of the Fund
Trustees and Officers
The general supervision of the duties performed for the Fund under the investment management agreement and sub-advisory agreements is the responsibility of the Board of Trustees. There are six Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) and five of whom are Trustees who are not officers or employees of First Trust or any of its affiliates (“Independent Trustees”). The Trustees set broad policies for the Fund, choose the Trust’s officers and hire the Trust’s investment advisor and sub-advisors. The officers of the Trust manage its day-to-day operations and are responsible to the Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an “interested person” (as that term is defined in the 1940 Act) (“Interested Trustee”) of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund. The following table identifies the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons below is c/o First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

Name and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
TRUSTEE WHO IS AN INTERESTED PERSON OF THE TRUST
James A. Bowen (1) 1955	Chairman of the Board and Trustee	•Indefinite term •Since inception
Chief Executive Officer, First Trust
Advisors L.P. and First Trust Portfolios
L.P.; Chairman of the Board of Directors,
BondWave LLC (Software Development
Company) and Stonebridge Advisors LLC
(Investment Advisor)
				240 Portfolios	None
INDEPENDENT TRUSTEES
Richard E. Erickson 1951	Trustee	•Indefinite term •Since inception	Physician, Edward-Elmhurst Medical Group; Physician and Officer, Wheaton Orthopedics (1990 to 2021)	240 Portfolios	None
Thomas R. Kadlec 1957	Trustee	•Indefinite term •Since inception	Retired; President, ADM Investor Services, Inc. (Futures Commission Merchant) (2010 to July 2022)	240 Portfolios
Director, National
Futures
Association;
formerly, Director
of ADM Investor
Services, Inc.,
ADM Investor
Services
International,
ADMIS Hong Kong
Ltd., ADMIS
Singapore Ltd. and
Futures Industry
Association

Denise M. Keefe 1964	Trustee	•Indefinite term •Since 2021	Executive Vice President, Advocate Aurora Health and President, Advocate Aurora Continuing Health Division (Integrated Healthcare System)	240 Portfolios
Director and Board
Chair of Advocate
Home Health
Services, Advocate
Home Care
Products and
Advocate Hospice;
Director and Board
Chair of Aurora At
Home (since
2018); Director of
Advocate
Physician Partners
Accountable Care
Organization;
Director of RML
Long Term Acute
Care Hospitals;
Director of Senior
Helpers (since
2021); and
Director of
MobileHelp (since
2022)

Robert F. Keith 1956	Trustee	•Indefinite term •Since inception	President, Hibs Enterprises (Financial and Management Consulting)	240 Portfolios	Formerly, Director of Trust Company of Illinois
Niel B. Nielson 1954	Trustee	•Indefinite term •Since inception	Senior Advisor (2018 to present), Managing Director and Chief Operating Officer (2015 to 2018), Pelita Harapan Educational Foundation (Educational Products and Services)	240 Portfolios	None

Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS OF THE TRUST
James M. Dykas 1966	President and Chief Executive Officer	•Indefinite term •Since 2016
Managing Director and Chief Financial Officer, First
Trust Advisors L.P. and First Trust Portfolios L.P.;
Chief Financial Officer, BondWave LLC (Software
Development Company) and Stonebridge Advisors
LLC (Investment Advisor)

W. Scott Jardine 1960	Secretary and Chief Legal Officer	•Indefinite term •Since inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; and Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist 1970	Vice President	•Indefinite term •Since inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher 1966	Chief Compliance Officer and Assistant Secretary	•Indefinite term •Since inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.
Derek D. Maltbie 1972	Treasurer, Chief Financial Officer and Chief Accounting Officer	•Indefinite term •Since 2023
Senior Vice President, First Trust Advisors L.P. and
First Trust Portfolios L.P., July 2021 – present.
Previously, Vice President, First Trust Advisors L.P.
and First Trust Portfolios L.P., 2014 –2021.

Roger F. Testin 1966	Vice President	•Indefinite term •Since inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
(1)
Mr. Bowen is deemed an “interested person” of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.
Unitary Board Leadership Structure
Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund and First Trust Variable Insurance Trust, open-end funds with ten portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund, First Trust Dynamic Europe Equity Income Fund, First Trust New Opportunities MLP & Energy Fund and First Trust High Yield Opportunities 2027 Term Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, exchange-traded funds with 215 portfolios advised by First Trust (each a “First Trust Fund” and collectively, the “First Trust Fund Complex”). None of the Independent Trustees nor any of their immediate family members has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. or their affiliates.
The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund, choose the Trust’s officers and hire the Fund's investment advisor, sub-advisors and other service providers. The officers of the Trust manage the day-to-day operations and are responsible to the Board. The Board is composed of five Independent Trustees and one Interested Trustee. The Interested Trustee, James A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.
The same six persons serve as Trustees on the Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possess the appropriate skills, diversity, independence and experience to oversee the Fund's business.

Annually, the Board reviews its governance structure and the committee structures, their performance and functions, and it reviews any processes that would enhance Board governance over the Fund's business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.
In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three-year term or until his or her successor is selected.
The Board has established five standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Dividend Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.
The four Committee Chairs and the Lead Independent Trustee rotate every three years in serving as Chair of the Audit Committee, the Nominating and Governance Committee, the Valuation Committee or the Dividend Committee, or as Lead Independent Trustee. The Lead Independent Trustee and immediately preceding Lead Independent Trustee also serve on the Executive Committee with the Interested Trustee.
The five standing committees of the First Trust Fund Complex are: the Executive Committee, the Nominating and Governance Committee, the Valuation Committee, the Audit Committee and the Dividend Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust’s Declaration of Trust and By Laws. Mr. Nielson, Mr. Bowen and Mr. Keith are members of the Executive Committee.
The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith, Nielson and Ms. Keefe are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 75 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older or will turn 72 years old during the initial term. When a vacancy on the Board of Trustees occurs or is anticipated to occur and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to W. Scott Jardine, Secretary, at the Trust’s address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate’s background, including education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an “interested person” in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate’s independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and to counsel to the Independent Trustees.
The Valuation Committee is responsible for the oversight of the Advisor as the “Valuation Designee” under Rule 2a-5 of the 1940 Act and its implementation of the valuation of the securities held in the Fund's portfolio. Messrs. Erickson, Kadlec, Keith, Nielson and Ms. Keefe are members of the Valuation Committee.
The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith, Nielson and Ms. Keefe serve on the Audit Committee.

The Dividend Committee is responsible for assisting the Board in, or assuming the authority and power of the Board with respect to, the declaration and setting of the Fund's dividends. Messrs. Erickson, Keith and Nielson serve on the Dividend Committee.
Executive Officers
The executive officers of the Trust hold the same positions with each fund in the First Trust Fund Complex (representing 240 portfolios) as they hold with the Trust, except Messrs. Russo and Ueland who are executive officers of only the ETFs advised by First Trust and Mr. Testin who is an executive officer of only the ETFs and open-end funds advised by First Trust.
Risk Oversight
As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Advisor’s investment oversight group and the Trust’s Chief Compliance Officer (“CCO”). Oversight of other risks also occurs at the committee level. The Advisor’s investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews, with the Advisor and the Fund's independent auditors, the Fund’s major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust. The Valuation Committee monitors valuation risk and oversees the Advisor's performance as Valuation Designee.
Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. For instance, as the use of Internet technology has become more prevalent, the Fund and its service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or its shareholders. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.
Board Diversification and Trustee Qualifications
As described above, the Nominating and Governance Committee of the Board oversees matters related to the selection and nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocation, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Advisor and any sub-advisors or other service providers, including any affiliates of these entities.
Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.
Richard E. Erickson, M.D., is an orthopedic surgeon with Edward-Elmhurst Medical Group. He was previously President of Wheaton Orthopedics, a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Dr. Erickson has also served as the Lead Independent Trustee (2008–2009 and 2017–2019) and on the Executive Committee (2008–2009 and 2017–2022), Chairman of the Nominating and Governance Committee (2003–2007 and 2014–2016), Chairman of the Audit Committee (2012–2013) and Chairman of the Valuation Committee (June 2006–2007; 2010–2011 and

2020–2022) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1, 2023) of the First Trust Funds.
Thomas R. Kadlec was previously President of ADM Investor Services Inc. (“ADMIS”), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company (“ADM”) from 2010 to July 2022. Mr. Kadlec was employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec served on the boards of several international affiliates of ADMIS until July 2022 and served as a member of ADM’s Integrated Risk Committee from 2008–2018, which was tasked with the duty of implementing and communicating enterprise-wide risk management. From 2014 to 2022, Mr. Kadlec was on the board of the Futures Industry Association. In 2017, Mr. Kadlec was elected to the board of the National Futures Association. Mr. Kadlec has served as a Trustee of each First Trust Fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 through 2005 (and 2014–2019) until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007 (and 2014–2016). He also served as Chairman of the Valuation Committee (2008–2009 and 2017–2019), Chairman of the Audit Committee (2010–2011 and 2020–2022) and Chairman of the Nominating and Governance Committee (2012–2013). He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2023) of the First Trust Funds.
Denise M. Keefe is Executive Vice President of Advocate Aurora Health and President of Advocate Aurora Continuing Health Division (together, “Advocate”), one of the largest integrated healthcare systems in the U.S. serving Illinois and Wisconsin. Ms. Keefe has been employed by Advocate since 1993 and is responsible for the Continuing Health Division’s strategic direction, fiscal management, business development, revenue enhancement, operational efficiencies, and human resource management of 4,000 employees. Ms. Keefe also currently serves on the boards of several organizations within the Advocate Aurora Continuing Health Division and other health care organizations, including RML Long Term Acute Care Hospitals (since 2014) and Senior Helpers (since 2021). Prior thereto, Ms. Keefe was Corporate Vice President, Marketing and Business Development for the Visiting Nurse Association of Chicago (1989–1992) and a former Board Member of Sherman West Court Skilled Nursing Facility. Ms. Keefe has served as a Trustee of the First Trust Funds and on the Audit Committee, Nominating and Governance Committee and Valuation Committee of the First Trust Funds since November 1, 2021.
Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas; five years as President and COO of ServiceMaster Management Services; and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster’s expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008–2009 and 2017–2019), Chairman of the Nominating and Governance Committee (2010–2011 and 2020–2022) and Chairman of the Valuation Committee (2014–2016) of the First Trust Funds. He served as Lead Independent Trustee and on the Executive Committee (2012–2016). He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2023) and as Chairman of the Dividend Committee (since January 1, 2023) of the First Trust Funds.
Niel B. Nielson, Ph.D., has been the Senior Advisor of Pelita Harapan Educational Foundation, a global provider of educational products and services since 2018. Prior thereto, Mr. Nielson served as the Managing Director and Chief Operating Officer of Pelita Harapan Educational Foundation for three years. Mr. Nielson formerly served as the President and Chief Executive Officer of Dew Learning LLC from 2012 through 2014. Mr. Nielson formerly served as President of Covenant College (2002–2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996–1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. (“CRT”). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003–2006 and 2014–2016), Chairman of the Valuation Committee (2007–2008), Chairman of the Nominating and Governance Committee (2008–2009 and 2017–2019), Chairman of the Dividend Committee (2020–2022) and Lead Independent Trustee and a member of the Executive Committee (2010–2011 and 2020–2022). He currently serves on the Executive Committee (since January 1, 2020) and as Chairman of the Valuation Committee (since January 1, 2023) of the First Trust Funds.

James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 35 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.
Effective January 1, 2023, the fixed annual retainer paid to the Independent Trustees is $275,000 per year and an annual per fund fee of $2,500 for each closed-end fund and actively managed fund, $750 for each target outcome fund and $250 for each index fund. The fixed annual retainer is allocated equally among each fund in the First Trust Fund Complex rather than being allocated pro rata based on each fund’s net assets. Additionally, the Lead Independent Trustee is paid $30,000 annually, the Chairman of the Audit Committee is paid $25,000 annually, the Chairman of the Valuation Committee is paid $20,000 annually and the Chairman of the Nominating and Governance Committee is paid $20,000 annually to serve in such capacities with compensation allocated pro rata among each fund in the First Trust Fund Complex based on its net assets.
The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid for one fiscal year by the Fund and the actual compensation paid by the First Trust Fund Complex to each of the Independent Trustees for services during the fiscal year and the calendar year ended December 31, 2022, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.
Name of Trustee	Estimated Compensation from the Fund (1)	Total Compensation from the First Trust Fund Complex (2)
Richard E. Erickson	$3,710	$523,750
Thomas R. Kadlec	$3,705	$524,280
Denise M. Keefe	$3,685	$504,158
Robert F. Keith	$3,715	$514,231
Niel B. Nielson	$3,705	$533,750
(1)
The estimated compensation to be paid by the Funds to the Independent Trustees for one fiscal year for services to the Funds.
(2)
The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2022 for services to the 225 portfolios, which consists of 10 open-end mutual funds, 15 closed-end funds and 201 exchange-traded funds.
The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2022:
Trustee	Dollar Range of Equity Securities in the Fund (Number of Shares Held)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the First Trust Fund Complex
Interested Trustee
James A. Bowen	None	Over $100,000
Independent Trustees
Richard E. Erickson	None	Over $100,000
Thomas R. Kadlec	None	Over $100,000
Denise M. Keefe	None	Over $100,000
Robert F. Keith	None	Over $100,000
Niel B. Nielson	None	Over $100,000
As of August 10, 2023, the Independent Trustees of the Trust and their immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.
As of August 10, 2023, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.
As of August 10, 2023, the Advisor did not own any shares of the Fund.

As of August 10, 2023, First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.
Code of Ethics
To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, First Trust and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC. An employee of First Trust or FTP could hold shares of the First Trust Dorsey Wright Tactical Core Portfolio, if he or she were to purchase a variable annuity or variable life insurance policy that included the Fund as a “sub-Fund selection” and as long as the Fund was not included on FTP’s restricted list.
Proxy Voting Policies and Procedures
The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.
The Board has delegated to Cboe Vest the day-to-day proxy voting responsibilities for the Fund and has directed Cboe Vest to vote proxies consistent with the Fund's best interests. Cboe Vest’s Proxy Voting Guidelines are set forth in Exhibit A.
Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund's website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC’s website at www.sec.gov.
Portfolio Schedule. The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual report for the Fund will become available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of portfolio holdings (the “Disclosure Policy”). The purpose of the Disclosure Policy is to outline the Fund’s policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.
A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund’s website. Any person, including any investor of the Fund that requests a listing of the Fund’s portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).
Neither the Fund, the Advisor, nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the Fund’s portfolio securities.
The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust’s CCO determines such disclosure is consistent with a legitimate business purpose of the Fund; and (ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Fund’s knowledge, include proxy voting services (including ISS), fund administrators, fund accountants, transfer agents (including BNY) and custodians (including BNYM), as well as their financial printers and mailing service (including GComm, Fitzgerald Marketing and Communications, LLC and Broadridge Financial Solutions, Inc.), performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc., Morningstar, Inc., Standard & Poor’s and Thomson Financial), accounting and auditing services (including Deloitte & Touche LLP) and legal counsel to the Fund, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement or duty prohibiting their use of any portfolio holdings information in an improper manner.

The Disclosure Policy will be monitored by the Trust’s CCO. Any violations of the Disclosure Policy will be reported by the Trust’s CCO to the Trust’s Board of Trustees at the next regularly scheduled board meeting.
These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of the Fund, including the procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund’s Advisor; Distributor; or any affiliated person of the Fund, the Advisor, or the principal underwriter, on the other.
Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Chief Compliance Officer or his or her designee. These Codes of Ethics are on public file with, and are available from, the SEC.
Control Persons and Principal Holders of Securities
To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of the variable annuity and variable life insurance Contracts. All shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. Participating Insurance Companies will vote all of the shares which they are entitled to vote in the same proportion as the voting instructions given by variable annuity and variable life insurance Contract owners, on the issues presented. Participating Insurance Companies will also vote all shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.
Investment Advisory and Other Services
Investment Advisor
First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. As investment advisor, First Trust provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. First Trust provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolio. Specifically, First Trust is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective(s), program, and restrictions as provided in the Prospectus and this SAI. First Trust is responsible for effecting all security transactions on behalf of the Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to the Fund (relating to the diversification requirements applicable to investments in underlying variable annuity and variable life insurance Contracts).
First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Fund.
First Trust is also advisor to 10 open-end funds, 14 closed-end funds and 10 exchange-traded funds consisting of 215 series and is the evaluator and portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities.
First Trust acts as investment advisor to the Fund pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, or the interest holders of the Fund. It may be terminated at any time upon 60 days’ notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. Additional Fund may be subject to a different agreement. The Investment Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the

Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pay First Trust a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust is paid an annual management fee of 0.75% of the Fund’s average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) at least until August 1, 2025 This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with First Trust, however, it is expected to remain in place for no less than one year from the date of this prospectus. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) the lesser of  (i) the applicable Expense Cap in place for the most recent fiscal year for which such Expense Cap was in place, (ii) the applicable Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap.
Sub-Advisor
The Trust, on behalf of the Fund, and First Trust have retained Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor"), to serve as investment sub-advisor to the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolios. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240, McLean, VA 22102, was founded in 2012, and is a Delaware LLC. Cboe Vest had approximately $15.4 billion under management or committed to management as of July 31, 2023.
The Sub-Advisor is a subsidiary of Cboe Vest Group, Inc. (“Cboe VG”). First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, is the largest single holder of voting shares in Cboe VG. The remaining voting shares of Cboe VG are owned by Cboe Vest, LLC, a wholly-owned subsidiary of Cboe Global Markets, Inc., and certain individuals who operate Cboe VG and the Sub-Advisor. Cboe VG was organized in 2012. Cboe® is a registered trademark of Cboe Global Markets, Inc. VestSM is a service mark of Cboe VG.
Karan Sood and Howard Rubin are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio.
•
Mr. Sood has over 10 years of experience in derivative based investment strategy design and trading. Mr. Sood joined Cboe Vest in 2012. Prior to joining Cboe Vest Mr. Sood worked at ProShare Advisors LLC. Prior to ProShare, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.
•
Mr. Rubin has over 25 years of experience as a Portfolio Manager. Mr. Rubin joined Cboe Vest in 2017. Prior to joining Cboe Vest, Mr. Rubin served as Director of Portfolio Management at ProShare Advisors LLC from December 2007 to September 2013. Mr. Rubin also served as Senior Portfolio Manager of ProFund Advisors LLC since November 2004 and Portfolio Manager of ProFund Advisors LLC from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation. Mr. Rubin received a master’s degree in Finance from George Washington University. He also holds a bachelor’s degree in economics from Wharton School of Finance, University of Pennsylvania.
As of August 10, 2023, the portfolio managers did not beneficially own any shares of the Fund.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Fund, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Sub-Advisor for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Sub-Advisor. In addition to base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Sub-Advisor's parent company, Cboe VG.
Conflicts of Interest. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
The Sub-Advisory Agreement. The Sub-Advisor, subject to the Board of Trustees’ and Advisor’s supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Advisor is responsible for managing the investments of the Fund in accordance with the Fund’s investment objectives, policies and restrictions as provided in the Prospectus and this SAI, as may be subsequently changed by the Board of Trustees and communicated to the Sub-Advisor in writing. The Sub-Advisor further agrees to conform to all applicable laws and regulations of the SEC in all material respects and to conduct its activities under the Sub-Advisory Agreement in all material respects in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Advisor will in all material respects satisfy any applicable fiduciary duties it may have to the Fund, will monitor the Fund’s investments and will comply with the provisions of the Trust’s Declaration of Trust and By-Laws, as amended from time to time, and the stated investment objective, policies and restrictions of the Fund. The Sub-Advisor is responsible for effecting all security transactions for the Fund’s assets. The Sub-Advisory Agreement provides that the Sub-Advisor shall generally not be liable for any loss suffered by the Fund or the Advisor (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Advisor’s duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. For the Fund, the Sub-Advisor receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Sub-Advisory Agreement may be terminated without the payment of any penalty by First Trust, the Board of Trustees, or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days’ written notice to the Sub-Advisor.
All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by the Board of Trustees, including a majority of the Independent Trustees of the Fund and the common shareholders of the Fund.

Accounts Managed by Portfolio Managers
The portfolio managers manage the investment vehicles (other than the Fund) with the number of accounts and assets, as of July 31, 2023, set forth in the table below:
Portfolio Managers	Registered Investment Companies Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles Number of Accounts ($ Assets in Thousands)	Other Accounts Number of Accounts ($ Assets in Thousands)	Registered Investment Companies With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Accounts With Performance Fees Number of Accounts ($ Assets in Thousands)
Karan Sood	62($15,220,202)	7($148,498)	N/A	N/A	N/A	N/A
Howard Rubin	62($15,220,202)	7($148,498)	N/A	N/A	N/A	N/A
Distributor
First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the shares of the Fund pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of the Fund (the “Distribution Agreement”). FTP is affiliated with First Trust. The officers of the Trust described as being associated with First Trust and FTP are affiliated persons of both the Trust and FTP. Pursuant to the Distribution Agreement, the Fund appointed FTP to be its agent for the distribution of the Fund's shares on a continuous offering basis. FTP sells shares of the Fund to Accounts. Pursuant to the Distribution Agreement, FTP, at its own expense, finances certain activities incident to the sale and distribution of the shares of the Fund, including printing and distribution of Prospectus and SAI to other than existing shareholders and the printing and distributing of sales literature and advertising. FTP does not receive underwriting commissions for its sale of shares of the Fund, but may receive compensation pursuant to a Rule 12b-1 plan adopted by the Trust on behalf of the Fund and described herein under the section entitled “Rule 12b-1 Plan.”
Administrator
The Fund pays an administration fee as set forth in the Prospectus to cover expenses incurred by Participating Insurance Companies in connection with the administration of the Fund, Accounts and the Contracts. First Trust may also pay an additional administrative fee to Participating Insurance Companies for the Fund as set forth in the Fund's Prospectus. The services provided by Participating Insurance Companies shall include, among others, the following: (i) coordinating matters relating to the operation of the Accounts with the Fund, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Fund; (ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code.
Participating Insurance Companies also may make their officers and employees available to the Trustees and officers of the Trust for consultation and discussions regarding the operations of Accounts and the Contracts in connection with the administration of the Fund and services provided to the Fund.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc. (“BNY”), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement, BNY maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Trust.
Administration and Accounting Services Agreement
Bank of New York Mellon ("BNYM"), with offices located at 240 Greenwich Street, New York, New York 10286, serves as the Trust’s administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement

(the “Administration Agreement”). BNYM has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, BNYM has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that BNYM shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BNYM shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that BNYM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.
Custodian
BNYM (also, the “Custodian”) acts as Custodian for the Fund pursuant to a Custodian Agreement between BNYM and the Trust on behalf of the Fund (the “Custodian Agreement”). The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.
Pursuant to a letter agreement between BNYM and the Trust, on behalf of the Fund, the Trust has agreed to pay BNYM fees for services provided under the Custodian Agreement.
Independent Registered Public Accounting Firm
The Fund’s independent registered public accounting firm, Deloitte & Touche LLP (“Deloitte”), 111 South Wacker Drive, Chicago, Illinois 60606, audits the Fund’s financial statements and performs other related audit services.
Rule 12b-1 Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of the Fund will be subject to an annual 12b-1 service fee. The Trust has adopted the Plan to encourage each Participating Insurance Company to provide services to owners of shares of the Fund and to promote future sales of the Fund.
First Trust Portfolios serves as selling agent of the Fund. In this capacity, FTP manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan for Class I shares under Rule 12b-1 under the 1940 Act. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to Contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. The Fund may spend up to 0.25% per year of the average daily net assets attributable to Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of the Fund's shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than shareholders or Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders and Contract owners used in connection with the sale of the Fund's shares, certain other expenses associated with the servicing of shares of the Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.
Under the Trust’s Plan, the Trust will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to the Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not “interested persons” and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of the Fund on not more than sixty (60) days’ written notice. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without the approval of the shareholders of the Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the existence of the Plan, the selection and nomination of the Independent Trustees of the Trust will be committed to the discretion of the Independent Trustees then in office. With the exception of FTP and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.
Other Payments to Financial Intermediaries
  In addition to the administrative fees and certain payments related to 12b-1 service fees paid by FTP to Participating Insurance Companies and other financial intermediaries as previously described, First Trust or its affiliates may from time to time make additional payments, out of its own resources, to Participating Insurance Companies or other financial intermediaries that sell shares of the Fund in order to promote the sales and retention of shares of the Fund by those firms and their customers. The amounts of these payments vary by Participating Insurance Company or financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Fund shares and/or total assets of the Fund held by the firm’s customers. The level of payments that First Trust is willing to provide to a particular Participating Insurance Company or financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into the Fund, the firm’s level of participation in Fund sales and marketing programs and the firm’s compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders. First Trust or its affiliates may also make payments to Participating Insurance Companies or financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which First Trust or its affiliates promotes its products and services. First Trust may also make payments to Participating Insurance Companies or certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.
For administrative services in addition to those described above, the Fund also pays an administrative services fee to Participating Insurance Companies equal to 0.20% of the Fund’s average daily net assets. The administrative services fee reimburses the Participating Insurance Companies for various recordkeeping and other administrative services related to the Contracts, including maintenance of records of transactions in the Fund's shares, processing  of shareholder purchases and redemptions, payment of redemption proceeds and dividend distributions, reconciliation of the Participating Insurance Companies books with those of the Fund, preparing materials for reporting to the Trust's Board or regulators, distribution of Fund prospectuses and other reports, telephonic support for shareholders, assistance with proxy solicitation where appropriate, and any other miscellaneous services as may be required in the ordinary course.
Brokerage Allocations
The Sub-Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Sub-Advisor to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the Sub-Advisor and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay markups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Sub-Advisor considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of shares.
Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Such brokerage and research services are often referred to as “soft dollars.” First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Sub-Advisor may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Advisor determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Advisor or the Trust. In addition, the Sub-Advisor must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless First Trust determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by the Sub-Advisor of research services.
The Sub-Advisor places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts; not all of such services may be used by the Sub-Advisor in connection with the Fund. The Sub-Advisor believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Advisor believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Advisor are the respective investment objective, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.
Frequent Trading and Market Timing
The Fund has adopted a market timing/frequent trading policy (the “Frequent Trading Policy”). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved Funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Fund. First of all, the practice has the effect of “siphoning” a portion of the fund’s gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts, it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund’s assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Fund are issued to, and redeemed from, Accounts. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Participating Insurance Companies to their policyholders or transfers among the sub-accounts. Therefore, the Fund's risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.
Due to the fact that all shares of the Fund are issued to, and redeemed from, Accounts, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to follow any Fund instructions regarding the restriction or prohibition of certain future purchases or exchanges by shareholders in certain circumstances. The Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on their own policies and procedures with respect to transfers into or from the Account. In addition, First Trust’s portfolio management personnel will monitor activity within the portfolios of the Fund and will report any unusual activity to the Trust’s Chief Compliance Officer.
Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund’s shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.
The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to such Fund’s shareholders. The Fund also reserve the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if such Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund’s investment policies and/or objective(s), or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.
Policy Regarding Disclosure of Portfolio Holdings
The Trust has adopted a policy regarding the disclosure of portfolio holdings (the “Disclosure Policy”). The purpose of the Disclosure Policy is to outline the Fund's policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.
A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-PORT or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of a Fund that requests a listing of the Fund’s portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).
Neither the Fund, First Trust, nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the portfolio securities of the Fund.
The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust’s CCO determines such disclosure is consistent with a legitimate business purpose of the Fund; and (ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Trust’s knowledge, include proxy voting services (including ISS), fund accountants and custodians (including BNY and BONY), as well as its financial printers (including Fitzgerald Marketing & Communications, LLC) and mailing service (GComm and Broadridge Financial Solutions, Inc.), performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc., Morningstar, Inc., Standard & Poor’s and Thomson Financial), accounting and auditing services (including Deloitte) and legal counsel to the Fund, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement or duty prohibiting their use of any portfolio holdings information in an improper manner.
The Disclosure Policy will be monitored by the Trust’s CCO. Any violations of the Disclosure Policy will be reported by the Trust’s CCO to the Trust’s Board of Trustees at the next regularly scheduled Board meeting.
These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of the Fund, including the procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund’s investment advisor; principal underwriter; or any of their respective affiliated persons, on the other.
Voting Rights and General Fund Information
Shareholders are entitled to one vote for each share held. Shareholders may vote on the election of Trustees and on other matters submitted to meetings of shareholders.
To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of variable annuity and variable life insurance Contracts. All shares in a Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. A Participating Insurance Company will vote all of the shares, which it is entitled to vote in the same proportion as the voting instructions given by Contract owners, on the issues presented. Participating Insurance Companies will also vote all shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.
Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions, if any, declared by the Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The shares of the Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. The Fund can only be owned by Accounts. Shares in the Fund do not have cumulative rights. This means that owners of more than half of the Trust’s shares voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining shareholders would not be able to elect any Trustees.
The Board of Trustees has the right to establish additional series in the future, to change Fund series, if applicable, and to determine the preferences, voting powers, rights and privileges thereof.
The Fund is not required and do not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.
Share Classes
Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including service expenses, if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund's classes of shares.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include 12b-1 service fees for Class I shares.
Class I Shares
Class I shares may be purchased at a public offering price equal to the applicable net asset value per share without any sales charge. Class I shares are also subject to an annual 12b-1 service fee of 0.25% to compensate Participating Insurance Companies for providing you with ongoing financial advice and other account services. See the section entitled “Rule 12B-1 Plan.” Class I shares are not subject to a distribution fee.
Purchases, Redemptions and Pricing of Shares
Accounts will purchase shares of the Fund at their net asset value. Shares are purchased using premiums received on Contracts issued by Accounts. Accounts are funded by shares of the Fund.
All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.
As stated in the Prospectus, the net asset value of a Fund’s shares is determined once each day the New York Stock Exchange (the “NYSE”) is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The net asset value of a Fund’s shares is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The Fund per-share net asset value for each class of the Fund is determined by dividing the total value of the securities and other assets attributable to such class, less liabilities attributable to such class, by the total number of shares outstanding for such class. The Fund net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. The Fund’s net asset value is determined as set forth in the Prospectus in the section entitled “Net Asset Value.”

The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.
Certain Federal Income Tax Matters
The Fund intends to qualify annually and to elect to be treated as a “regulated investment company” under the Internal Revenue Code of 1986 (the “Code”). All of the beneficial interests in the Fund are expected to be held by the Accounts of the Participating Insurance Companies and public access to the Fund is expected to be available exclusively through the purchase of a variable annuity or a variable life insurance contract (the “Contracts”) offered by Participating Insurance Companies. This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the Prospectus for those Contracts.
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts on which variable annuity and variable life insurance contracts such as the Contracts are based. Failure to satisfy those standards at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of Section 817(h) of the Code.
Section 817(h)(2) provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, the investments of a segregated asset account generally will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but in the case of U.S. government securities, each United States government agency or instrumentality is treated as a separate issuer.
The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.
Capital Loss Carry-forward
Under the Regulated Investment Company Modernization Act of 2010, net capital losses of the Fund incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership.
Additional Information
Shareholder Inquiries
All inquiries regarding the Fund should be directed your Participating Insurance Company who can contact the Fund on your behalf by calling (888) 373-5776, or by mail to the Trust, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534451, Pittsburgh, PA 15253-4451.

Exhibit A—Proxy Voting Guidelines
Proxy Voting Policies and Procedures of Cboe Vest Financial, LLC, the (“Firm”)
Last Amended: October 7, 2022
Background
Cboe Vest Financial, LLC (the “Firm” or the “Adviser”) has a fiduciary duty to act in the best interest of its clients and must not place its own interests ahead of its clients. The Firm serves as the investment adviser or sub-adviser to open- end mutual funds, Exchange Traded Funds (“ETFs”), Collective Investment Trusts (“CITs”), and acts as a portfolio consultant and may provide sub-supervisory services for Unit Investment Trusts (“UITs”) (collectively “Clients”).
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 the (“Advisers Act”), as amended, to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Each Client’s agreement with the Firm describes the Firm’s proxy voting responsibilities with respect to that Client, under which the Firm generally will be granted authority to vote proxies related to the investment portfolio securities in a Client’s account unless a Client has expressly reserved the authority to vote such proxies.
Notwithstanding the foregoing, most of the strategies managed for Clients involves the trading of options, and therefore, do not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting. Where a Client’s portfolio holds securities that would be entitled to vote, the objective of the Client’s strategy is generally to track an index. In these instances, purchase and sale decisions of portfolio securities are based on changes to the underlying index and are not usually based on the Adviser’s positive or negative outlook of the issuer.
Voting Policy
To assist the Firm in carrying out its responsibilities with respect to proxy voting, the Firm has engaged on outside firm, Institutional Shareholder Services Inc. (“ISS”), who provides proxy research, advisory, voting, recordkeeping and vote-reporting service. Pursuant to a proxy voting agency service agreement, ISS is responsible for, among other things: obtaining proxies based on companies owned in Client accounts; providing proxy materials, research and analysis; maintaining a proxy voting system that adequately tracks and records votes; and providing proxy voting records required to file Form N-PX on behalf of Clients that are registered investment companies. The Firm also utilizes ISS’s proprietary service, Proxy Exchange, which provides voting services including voting recommendations.
The Firm has adopted ISS’s Proxy Voting Guidelines Benchmark Policy Recommendations (the “ISS Guidelines”) to determine how each issue on proxy ballots is to be voted. The Firm has reviewed the ISS Guidelines and believes it to be the most consistent and compatible with strategies managed by the Firm and to maximize shareholder value. The ISS Guidelines are incorporated hereto by reference, and a copy of the ISS Guidelines, as may be revised from time to time, is maintained with the Firm’s Proxy Voting Policy.
Proxy statements will be voted in accordance with this template unless: (i) the Firm determines that it has a conflict of interest; or (ii) the Firm’s portfolio managers (“Portfolio Managers”) determine that there are other reasons not to follow the ISS Guidelines; or (iii) No input is provided by the ISS Guidelines, in which case the Adviser will independently determine how a particular issue should be voted and such determination will be documented by the Portfolio Manager.
It will generally be the responsibility of the Firm to vote all proxies, where authorized. It is contemplated that the Firm will be active in all proxy voting issues, however, there may be occasions when a vote is missed by Firm personnel. In the event a vote is missed by Firm personnel, for any reason, that vote will be automatically cast in accordance with the ISS Guidelines. Any decisions regarding proxy voting where the Firm determines not to follow the ISS Guidelines shall be determined by the Portfolio Managers. The Firm’s Chief Compliance Officer (“CCO”) must be notified of the decision and a memo regarding the reason for not following the ISS Guidelines must be maintained in the proxy voting file. Additionally, the Firm may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., casting a vote on a foreign security that could involve additional costs or when securities are subject to loan or to share blocking restrictions).
The Firm’s Portfolio Managers and CCO will review, at least annually, the ISS Guidelines for continued relevancy and make a determination that relying on the ISS Guidelines for proxy voting continue to be in the best interest of the Firm’s Clients.

Voting Procedures
Once a Client account is established, the Firm will arrange for the Client’s custodian, as necessary, to forward proxy materials to ISS. The Firm will also confirm that the Client’s custodian provides ISS with a list of Client holdings on a regular basis to enable ISS to track meeting dates and notify the Firm of upcoming meetings.
The voting recommendations are provided by Proxy Exchange for each meeting. Internally, the Firm provides oversight of the proxy voting process. The Firm through a Portfolio Manager or other designated person will review the proxy vote statements and recommendations. In the event a vote is inadvertently missed, the ballot will be cast automatically in accordance with our proxy voting guidelines. A record will be made and maintained of all votes.
The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.
The Firm’s CCO or the CCO’s designee will monitor the proxy voting process to ensure that all votes are cast, the proper number of shares are recorded and that the proxy proposals are voted in accordance with the ISS Guidelines or, if there is a vote cast that deviates from such policies, that a rationale is documented.
Conflicts of Interest
The Firm will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if the Portfolio Manager actually knows or should have known of the conflict. The Firm is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
•
A principal of the Firm or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
•
An immediate family member of a principal of the Firm or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
•
The Firm, or any Client account managed by the Firm any or any affiliate, holds a significant ownership interest in the portfolio company.
Any conflict of interest will be resolved in the best interests of Client’s and fund shareholders. In the event a material conflict of interest is identified or believed to exist, the employee will advise the CCO and the Portfolio Managers will decide whether the Firm should either (1) disclose the conflict to the Client to enable the Client to evaluate the Firm’s proxy voting advice in light of the conflict or (2) disclose to the Client the conflict, with no voting recommendation, and vote in accordance with the Client’s instructions.
The Firm shall also maintain records of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.
Due Diligence
The CCO performs the following oversight and assurance functions, among others, over the Firm’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with this Proxy Voting Policy; (2) review, no less frequently than annually, the adequacy of this Proxy Voting Policy to make sure that it has been implemented effectively, including whether it continues to be reasonably designed to ensure that proxies are voted in the best interests of the Firm’s clients; (3) at least annually perform due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversee any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm and (iii) ensure adherence to contractual terms.
Reporting
Upon a client’s written request, the Firm provides information on how portfolio company shares held in the Client’s account were voted. The Firm also furnishes to clients a description of its proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client. The Firm will also provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing these Proxy Voting Policies and Procedures, including a statement that clients may request information regarding how the Firm voted client’s proxies.

Proxy Vote Record Retention
The Firm, in conjunction with ISS, will compile and maintain for five (5) years the proxy voting records required by Rule 204-2(c)(2) under the Advisers Act, which include (1) copies of these Proxy Voting Policies and Procedures, (2) a copy of each proxy statement received for Client securities (this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database), (3) a record of each vote cast on behalf of a client (this requirement may be satisfied by a third party who has agreed in writing to do so), (4) a copy of any document created by the Firm that was material to making the voting decision or that memorializes the basis for the decision, and (5) a copy of each written Client request for information on how the Firm voted proxies on the client’s behalf, as well as a copy of any written response to a written or oral client request for such information. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm. All records may be maintained electronically.
Form N-PX Filing Logistics
The Firm is responsible for ensuring that the third-party proxy vote service maintains the complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s Fund:
•
the name of the issuer;
•
the exchange ticker symbol, if available;
•
the CUSIP number, if available;
•
the shareholder meeting date;
•
a brief identification of the matter voted on;
•
whether the matter was proposed by the issuer or a security holder;
•
whether the Firm cast its vote on the matter;
•
how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and
•
whether the Firm cast its vote for or against management.
The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will submit the filings in a timely manner.

First Trust Variable Insurance Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Amended and Restated Declaration of Trust, dated June 12, 2017, is incorporated by reference to the Post-Effective Amendment No. 23 filed on Form N-1A (File No. 333-178767) for Registrant on April 13, 2018.

(2) Establishment and Designation of Series of Shares of Beneficial Interest is incorporated by reference to the Post-Effective Amendment No. 44 filed on Form N-1A (File No. 333-178767) for Registrant on May 11, 2023.

(b)	By-Laws of the Registrant is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-178767) for Registrant on April 13, 2012.
(c)	Not Applicable.
(d)	(1) Investment Management Agreement is incorporated by reference to the Post-Effective Amendment No. 17 filed on Form N-1A (File No. 333-178767) for Registrant on October 6, 2015.

(2) Amended Schedule A to Investment Management Agreement is filed herewith.

(3) Investment Sub-Advisory Agreement between First Trust Advisors L.P. and Cboe Vest Financial LLC is filed herewith.

(e)	(1) Distribution Agreement is incorporated by reference to the Pre-Effective Amendment No. 3 filed on Form N-1A (File No. 333-178767) for Registrant on April 23, 2012.

(2) Amended Appendix A to the Distribution Agreement is field herewith.

(f)	Not Applicable.
(g)	(1) Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-178767) for Registrant on April 13, 2012.

(2) Amended Schedule II to Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is filed herewith.

(h)	(1) Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated by reference to the Pre-Effective Amendment No. 3 filed on Form N-1A (File No. 333-178767) for Registrant on April 23, 2012.

(2) Amendment to Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated by reference to the Post-Effective Amendment No. 19 filed on Form N-1A (File No. 333-178767) for Registrant on April 19, 2016.

(3) Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-178767) for Registrant on April 13, 2012.

(4) Subscription Agreement is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-178767) for Registrant on April 13, 2012.

(5) Amended Schedule B to the Transfer Agency Agreement is filed herewith.

(6) Amended Exhibit A to Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is filed herewith.

(7) Form of Sub-License Agreement by and between First Trust Portfolios L.P., Nasdaq, Inc. and First Trust Capital Strength Hedged Equity Portfolio is filed herewith.

(i)	(1) Opinion and Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(2) Opinion and Consent of Chapman and Cutler LLP is filed herewith.

(j)	Not Applicable.
(k)	Not Applicable.
(l)	Not Applicable.
(m)	(1) 12b-1 Service Plan is incorporated by reference to the Post-Effective Amendment No. 8 filed on Form N-1A (File No. 333-178767) for Registrant on April 24, 2014.

(2) Amended Schedule A to the 12b-1 Service Plan is filed herewith.

(n)	Rule 18f-3 Plan is incorporated by reference to the Post-Effective Amendment No. 8 filed on Form N-1A (File No. 333-178767) for Registrant on April 24, 2014.
(o)	Not Applicable.
(p)	(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013, is incorporated by reference to the Post-Effective Amendment No. 9 filed on Form N-1A (File No. 333-178767) for Registrant on May 1, 2014.

(2) First Trust Funds Code of Ethics, amended on October 30, 2013, is incorporated by reference to the Post-Effective Amendment No. 9 filed on Form N-1A (File No. 333-178767) for Registrant on May 1, 2014.

(3) Cboe Vest Financial, LLC Code of Ethics, amended and restated on October 18, 2019, is filed herewith.

(q)	(1) Powers of Attorney of Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, dated December 31, 2015, is incorporated by reference to the post-effective Amendment no. 19 filed on Form N-1A (File No. 333-182308) for Registrant on April 19, 2016.

(2) Powers of Attorney of Ms. Keefe, dated November 1, 2021, is incorporated by reference to the post-effective Amendment no. 42 filed on Form N-1A (File No. 333-182308) for Registrant on April 21, 2022.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of the Investment Adviser

First Trust Advisors L.P. (“First Trust”), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust’s principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

Name and Position with First Trust	Employment During Past Two Years
Andrew S. Roggensack, President	Managing Director and President, First Trust
R. Scott Hall, Managing Director	Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director	Managing Director; Senior Vice President, First Trust
Kelly C. Dehler, Chief Compliance Officer	Assistant General Counsel, First Trust
Brian Wesbury, Chief Economist and Senior Vice President	Chief Economist and Senior Vice President, First Trust

Item 32.	Principal Underwriter

(a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange Traded Fund V, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund, First Trust Exchange-Traded AlphaDEX® Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
The Charger Corporation	General Partner	None
Grace Partners of DuPage L.P.	Limited Partner	None
James A. Bowen	Chief Executive Officer and Managing Director	Trustee and Chairman of the Board
James M. Dykas	Chief Financial Officer	President and Chief Executive Officer
Frank L. Fichera	Managing Director	None
R. Scott Hall	Managing Director	None
W. Scott Jardine	General Counsel, Secretary and Managing Director	Secretary
Daniel J. Lindquist	Managing Director	Vice President
David G. McGarel	Chief Investment Officer, Chief Operating Officer and Managing Director	None
Richard A. Olson	Managing Director	None
Marisa Bowen	Managing Director	None
Andrew S. Roggensack	President and Managing Director	None
Kristi A. Maher	Deputy General Counsel	Chief Compliance Officer and Assistant Secretary
* All addresses are 120 East Liberty Drive, Wheaton, Illinois 60187.

(c)       Not Applicable

Item 33.	Location of Accounts and Records

First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 9th day of August, 2023.

First Trust Variable Insurance Trust
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	August 9, 2023
James M. Dykas
/s/ Derek D. Maltbie	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 9, 2023
Derek D. Maltbie
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson *	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	August 9, 2023

*	Original powers of attorney dated March 14, 2016 or November 1, 2021, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein, or is filed herewith.

Index to Exhibits

(d)(2)	Amended Schedule A to Investment Management Agreement.
(d)(3)	Investment Sub-Advisory Agreement between First Trust Advisors L.P. and Cboe Vest Financial LLC.

(e)(2)	Amended Appendix A to the Distribution Agreement.
(g)(2)	Amended Schedule II to Custody Agreement between the Registrant and The Bank of New York Mellon Corporation.
(h)(5)	Amended Schedule B to the Transfer Agency Agreement.
(h)(6)	Amended Exhibit A to Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.
(h)(7)	Form of Sub-License Agreement by and between First Trust Portfolios L.P., Nasdaq, Inc. and First Trust Growth Strength Portfolio.
(i)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP.
(i)(2)	Opinion and Consent of Chapman and Cutler LLP.
(m)(2)	Amended Schedule A to the 12b-1 Service Plan.

(p)(3)	Cboe Vest Financial, LLC Code of Ethics, amended and restated on October 18, 2019.